Short Term Borrowings (Narrative Part II) (Details) (Federal Home Loan Bank of Atlanta [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Federal Home Loan Bank of Atlanta [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	$ 241.0
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	72.3
Federal Home Loan Bank, Advances, Short-term	10.0
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds	$ 62.3